Statements of Consolidated Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net income (loss) for the period	$ (19,290)	$ (54,461)
Reconciliation of net income (loss) and of the cash provided by (used in) operating activities
Amortization and depreciation	4,199	3,215
Net loss (income) on disposals	9	356
Net financial loss (gain)	635	(3,849)
Expenses related to share-based payments	9,427	11,810
Provisions	(1,897)	1,155
Interest (paid) / received	2,809	4,146
Operating cash flows before change in working capital	(4,099)	(37,627)
Decrease (increase) in inventories	(2,813)	(709)
Decrease (increase) in trade receivables and other current assets	(2,159)	(3,436)
Decrease (increase) in subsidies receivables	3,690	(4,266)
(Decrease) increase in trade payables and other current liabilities	3,782	2,370
(Decrease) increase in deferred income	(19,167)	54
Change in working capital	(16,667)	(5,985)
Net cash flows provided by (used in) operating activities	(20,766)	(43,613)
Cash flows from investment activities
Proceeds from disposal of property, plant and equipment	0	0
Acquisition of intangible assets	(41)	(29)
Acquisition of property, plant and equipment	(21,891)	(4,811)
Net change in non-current financial assets	(1,958)	(2,866)
Sale (Acquisition) of current financial assets	(29,993)	161
Net cash flows provided by (used in) investing activities	(53,882)	(7,545)
Cash flows from financing activities
Shares of Calyxt issued to / (purchased from) third parties	179	(251)
Increase in borrowings	1,518	0
Payments on lease debts	(3,594)	(1,748)
Net cash flows provided by (used in) financing activities	(1,898)	(1,999)
(Decrease) increase in cash and cash equivalents	(76,546)	(53,157)
Cash and cash equivalents at the beginning of the year	340,522	451,501
Effect of exchange rate changes on cash	(3,266)	(1,377)
Cash and cash equivalents at the end of the period	$ 260,710	$ 396,967